SCHEDULE I-Parent Company Information	12 Months Ended
Dec. 31, 2011
SCHEDULE I-Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF INCOME

Parent Company Information

Years Ended December 31, 2011, 2010 and 2009

(All currency expressed in United States dollars in thousands)

	2011	2010	2009
Operating expenses:
General and administrative expense	$2,676	$2,818	$2,765
Long-term incentive compensation expense	638	—	—

Total operating expenses	3,314	2,818	2,765

Loss from operations	(3,314)	(2,818)	(2,765)

Other income:
Equity in net income of subsidiaries	192,920	122,846	93,459

Other income	—	3	93

Net other income	192,920	122,849	93,552

Income before income tax	189,606	120,031	90,787
Income tax expense	—	—	(11)

Net income	$189,606	$120,031	$90,776

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2011 and 2010

(All currency expressed in United States dollars in thousands)

	2011	2010
Assets
Current assets:
Cash and cash equivalents	$2,587	$2,133
Prepaid expenses	230	266
Due from affiliates, net	215	728
Other assets	50	165

Total current assets	3,082	3,292
Investments in subsidiaries	681,589	581,369

Total assets	$684,671	$584,661

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses	$843	$779

Total current liabilities	843	779

Shareholders’ equity:
Common shares	490	483
Additional paid-in capital	154,460	181,602
Accumulated other comprehensive loss	(28)	(52)
Retained earnings	528,906	401,849

Total shareholders’ equity	683,828	583,882

Total liabilities and shareholders’ equity	$684,671	$584,661

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2011, 2010 and 2009

(All currency expressed in United States dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:
Net income	$189,606	$120,031	$90,776

Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(192,920)	(122,846)	(93,459)
Dividends received from subsidiaries	53,500	40,500	43,600
Share-based compensation	6,177	5,457	3,493
Decrease (increase) in:
Accounts receivable, net	115	(165)	—
Prepaid expenses	36	32	(250)
Other assets	—	4	(4)
Increase (decrease) in:
Accrued expenses	64	483	59

Total adjustments	(133,028)	(76,535)	(46,561)

Net cash provided by operating activities	56,578	43,496	44,215

Cash flows from investing activities:
Decrease (increase) in investments in subsidiaries, net	(177)	(679)	625

Net cash provided by (used in) investing activities	(177)	(679)	625

Cash flows from financing activities:
Issuance of common shares upon exercise of share options	6,065	5,033	—
Dividends paid	(62,549)	(47,631)	(43,940)
Due to affiliates, net	513	48	155

Net cash used in financing activities	(55,971)	(42,550)	(43,785)

Effect of exchange rate changes	24	59	113

Net increase in cash and cash equivalents	454	326	1,168

Cash and cash equivalents, beginning of the year	2,133	1,807	639

Cash and cash equivalents, end of the year	$2,587	$2,133	$1,807